OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Other Long Term Liabilities [Abstract]
Contract liabilities	$ 602	$ 562
Lease liabilities	405	379
Pension obligations	98	99
Due to related parties	11	7
Concession payment liability	11	12
Other	119	142
Other long-term liabilities, net	$ 1,246	$ 1,201